Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
A.4	Earnings per share

	2023	2022	2021

Profit attributable to equity holders of the parent (US$m)	1,660	6,498	1,983
Weighted average number of shares on issue for basic earnings per share	1,896,498,169	1,511,257,404	962,604,811
Effect of dilution from contingently issuable shares	14,444,802	13,061,376	9,023,439
Weighted average number of shares on issue adjusted for the effect of dilution	1,910,942,971	1,524,318,780	971,628,250
Basic earnings per share (US cents)	87.5	430.0	206.0
Diluted earnings per share (US cents)	86.9	426.3	204.1

Earnings per share is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares on issue during the year. The weighted average number of shares makes allowance for shares reserved for employee share plans. Diluted earnings per share is calculated by adjusting basic earnings per share by the number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. At 31 December 2023, 14,444,802 awards (2022: 13,061,376 awards and 2021: 9,023,439 awards) granted under Woodside employee share plans are considered dilutive.
There have been no significant transactions involving ordinary shares between the reporting date and the date of completion of these financial statements.